OPERATING LEASES - Supplemental information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
OPERATING LEASES
Operating lease right-of-use assets	¥ 71,223,350	¥ 76,821,285		$ 9,757,559
Operating lease liabilities-current (Note 12)	¥ 1,253,020	¥ 5,094,066
Operating lease liabilities-current, financial statement location	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB151,286,008 and RMB192,470,955 as of December 31, 2023 and 2024, respectively)	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB151,286,008 and RMB192,470,955 as of December 31, 2023 and 2024, respectively)		Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB151,286,008 and RMB192,470,955 as of December 31, 2023 and 2024, respectively)
Operating lease liabilities-non-current	¥ 89,990	¥ 280,421		$ 12,329
Total operating lease liabilities	1,343,010	5,374,487
Cash paid for amounts included in the measurement of operating lease liabilities	5,263,335	7,711,479	¥ 8,046,828
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 1,144,700	3,744,607	¥ 921,405
Modification to right-of-use assets		¥ (5,217,099)
Weighted average remaining lease term	8 months 12 days			8 months 12 days
Weighted average discount rate	3.22%			3.22%